Retirement Benefits Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits Obligation [Abstract]
Expense in respect of defined contribution plans	$ 314	$ 319	$ 276